Shareholder Report	6 Months Ended
Jun. 28, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Document Period End Date	Jun. 28, 2024
C000155759 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Ariel Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Ariel Mid Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Ariel Mid Cap Value Fund (Institutional Class/MXOAX)	$70.00	0.70%

Expenses Paid, Amount	$ 70.00
Expense Ratio, Percent	0.70%
Net Assets	$ 110,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$110M
Total number of portfolio holdings	45
Total advisory fee paid	$0.4M
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Northern Trust Corp	4.45%
Goldman Sachs Group Inc	4.25%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.98%
Core Laboratories Inc	3.23%
Mattel Inc	3.23%
Charles River Laboratories International Inc	3.12%
Generac Holdings Inc	3.07%
CarMax Inc	3.04%
Labcorp Holdings Inc	2.90%
Interpublic Group of Cos Inc	2.89%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Northern Trust Corp	4.45%
Goldman Sachs Group Inc	4.25%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.98%
Core Laboratories Inc	3.23%
Mattel Inc	3.23%
Charles River Laboratories International Inc	3.12%
Generac Holdings Inc	3.07%
CarMax Inc	3.04%
Labcorp Holdings Inc	2.90%
Interpublic Group of Cos Inc	2.89%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069809 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Ariel Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Ariel Mid Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Ariel Mid Cap Value Fund (Investor Class/MXMCX)	$105.00	1.05%

Expenses Paid, Amount	$ 105.00
Expense Ratio, Percent	1.05%
Net Assets	$ 110,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$110M
Total number of portfolio holdings	45
Total advisory fee paid	$0.4M
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Northern Trust Corp	4.45%
Goldman Sachs Group Inc	4.25%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.98%
Core Laboratories Inc	3.23%
Mattel Inc	3.23%
Charles River Laboratories International Inc	3.12%
Generac Holdings Inc	3.07%
CarMax Inc	3.04%
Labcorp Holdings Inc	2.90%
Interpublic Group of Cos Inc	2.89%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Northern Trust Corp	4.45%
Goldman Sachs Group Inc	4.25%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.98%
Core Laboratories Inc	3.23%
Mattel Inc	3.23%
Charles River Laboratories International Inc	3.12%
Generac Holdings Inc	3.07%
CarMax Inc	3.04%
Labcorp Holdings Inc	2.90%
Interpublic Group of Cos Inc	2.89%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155760 [Member]
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$66.00	0.66%

Expenses Paid, Amount	$ 66.00
Expense Ratio, Percent	0.66%
Net Assets	$ 1,877,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 5,900,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,877M
Total number of portfolio holdings	123
Total advisory fee paid	$5.9M
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Marvell Technology Inc	2.93%
Microchip Technology Inc	2.82%
Hologic Inc	2.73%
Trade Desk Inc Class A	2.43%
Teleflex Inc	2.08%
Domino's Pizza Inc	2.05%
Agilent Technologies Inc	2.00%
Textron Inc	1.92%
Ball Corp	1.76%
PTC Inc	1.70%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Marvell Technology Inc	2.93%
Microchip Technology Inc	2.82%
Hologic Inc	2.73%
Trade Desk Inc Class A	2.43%
Teleflex Inc	2.08%
Domino's Pizza Inc	2.05%
Agilent Technologies Inc	2.00%
Textron Inc	1.92%
Ball Corp	1.76%
PTC Inc	1.70%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069810 [Member]
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$102.00	1.02%

Expenses Paid, Amount	$ 102.00
Expense Ratio, Percent	1.02%
Net Assets	$ 1,877,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 5,900,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,877M
Total number of portfolio holdings	123
Total advisory fee paid	$5.9M
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Marvell Technology Inc	2.93%
Microchip Technology Inc	2.82%
Hologic Inc	2.73%
Trade Desk Inc Class A	2.43%
Teleflex Inc	2.08%
Domino's Pizza Inc	2.05%
Agilent Technologies Inc	2.00%
Textron Inc	1.92%
Ball Corp	1.76%
PTC Inc	1.70%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Marvell Technology Inc	2.93%
Microchip Technology Inc	2.82%
Hologic Inc	2.73%
Trade Desk Inc Class A	2.43%
Teleflex Inc	2.08%
Domino's Pizza Inc	2.05%
Agilent Technologies Inc	2.00%
Textron Inc	1.92%
Ball Corp	1.76%
PTC Inc	1.70%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155758 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXKJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$80.00	0.80%

Expenses Paid, Amount	$ 80.00
Expense Ratio, Percent	0.80%
Net Assets	$ 622,000,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$622M
Total number of portfolio holdings	196
Total advisory fee paid	$2.4M
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
AMETEK Inc	1.29%
DR Horton Inc	1.28%
Biogen Inc	1.18%
IQVIA Holdings Inc	1.17%
Xcel Energy Inc	1.17%
Westinghouse Air Brake Technologies Corp	1.15%
Otis Worldwide Corp	1.15%
AvalonBay Communities Inc REIT	1.14%
Synchrony Financial	1.10%
Devon Energy Corp	1.08%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AMETEK Inc	1.29%
DR Horton Inc	1.28%
Biogen Inc	1.18%
IQVIA Holdings Inc	1.17%
Xcel Energy Inc	1.17%
Westinghouse Air Brake Technologies Corp	1.15%
Otis Worldwide Corp	1.15%
AvalonBay Communities Inc REIT	1.14%
Synchrony Financial	1.10%
Devon Energy Corp	1.08%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069808 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$115.00	1.15%

Expenses Paid, Amount	$ 115.00
Expense Ratio, Percent	1.15%
Net Assets	$ 622,000,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$622M
Total number of portfolio holdings	196
Total advisory fee paid	$2.4M
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
AMETEK Inc	1.29%
DR Horton Inc	1.28%
Biogen Inc	1.18%
IQVIA Holdings Inc	1.17%
Xcel Energy Inc	1.17%
Westinghouse Air Brake Technologies Corp	1.15%
Otis Worldwide Corp	1.15%
AvalonBay Communities Inc REIT	1.14%
Synchrony Financial	1.10%
Devon Energy Corp	1.08%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AMETEK Inc	1.29%
DR Horton Inc	1.28%
Biogen Inc	1.18%
IQVIA Holdings Inc	1.17%
Xcel Energy Inc	1.17%
Westinghouse Air Brake Technologies Corp	1.15%
Otis Worldwide Corp	1.15%
AvalonBay Communities Inc REIT	1.14%
Synchrony Financial	1.10%
Devon Energy Corp	1.08%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000095753 [Member]
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Class L
Trading Symbol	MXBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400® Index Fund (Class L/MXBUX)	$80.00	0.80%

Expenses Paid, Amount	$ 80.00
Expense Ratio, Percent	0.80%
Net Assets	$ 1,391,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,391M
Total number of portfolio holdings	406
Total advisory fee paid	$1.0M
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.29%	1.13%
Pure Storage Inc Class A	0.73%
Carlisle Cos Inc	0.71%
Williams-Sonoma Inc	0.67%
EMCOR Group Inc	0.64%
Lennox International Inc	0.64%
Illumina Inc	0.61%
Reliance Inc	0.61%
BioMarin Pharmaceutical Inc	0.58%
Manhattan Associates Inc	0.57%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 5.29%	1.13%
Pure Storage Inc Class A	0.73%
Carlisle Cos Inc	0.71%
Williams-Sonoma Inc	0.67%
EMCOR Group Inc	0.64%
Lennox International Inc	0.64%
Illumina Inc	0.61%
Reliance Inc	0.61%
BioMarin Pharmaceutical Inc	0.58%
Manhattan Associates Inc	0.57%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155808 [Member]
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Institutional Class
Trading Symbol	MXNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400® Index Fund (Institutional Class/MXNZX)	$18.00	0.18%

Expenses Paid, Amount	$ 18.00
Expense Ratio, Percent	0.18%
Net Assets	$ 1,391,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,391M
Total number of portfolio holdings	406
Total advisory fee paid	$1.0M
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.29%	1.13%
Pure Storage Inc Class A	0.73%
Carlisle Cos Inc	0.71%
Williams-Sonoma Inc	0.67%
EMCOR Group Inc	0.64%
Lennox International Inc	0.64%
Illumina Inc	0.61%
Reliance Inc	0.61%
BioMarin Pharmaceutical Inc	0.58%
Manhattan Associates Inc	0.57%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 5.29%	1.13%
Pure Storage Inc Class A	0.73%
Carlisle Cos Inc	0.71%
Williams-Sonoma Inc	0.67%
EMCOR Group Inc	0.64%
Lennox International Inc	0.64%
Illumina Inc	0.61%
Reliance Inc	0.61%
BioMarin Pharmaceutical Inc	0.58%
Manhattan Associates Inc	0.57%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000095752 [Member]
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Investor Class
Trading Symbol	MXMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400® Index Fund (Investor Class/MXMDX)	$55.00	0.55%

Expenses Paid, Amount	$ 55.00
Expense Ratio, Percent	0.55%
Net Assets	$ 1,391,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,391M
Total number of portfolio holdings	406
Total advisory fee paid	$1.0M
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.29%	1.13%
Pure Storage Inc Class A	0.73%
Carlisle Cos Inc	0.71%
Williams-Sonoma Inc	0.67%
EMCOR Group Inc	0.64%
Lennox International Inc	0.64%
Illumina Inc	0.61%
Reliance Inc	0.61%
BioMarin Pharmaceutical Inc	0.58%
Manhattan Associates Inc	0.57%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 5.29%	1.13%
Pure Storage Inc Class A	0.73%
Carlisle Cos Inc	0.71%
Williams-Sonoma Inc	0.67%
EMCOR Group Inc	0.64%
Lennox International Inc	0.64%
Illumina Inc	0.61%
Reliance Inc	0.61%
BioMarin Pharmaceutical Inc	0.58%
Manhattan Associates Inc	0.57%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.